Risk Management - Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instruments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	$ (1,312)	$ (684)	$ (2,240)	$ (1,424)
Gains/(losses) recognized in the Shareholders' Equity	(7,695)	(1,669)	(7,213)	842
Guarantees given as collateral			(118)		$ 155
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(523)	53	(631)	87
Gains/(losses) recognized in the Shareholders' Equity				1
Fair value hedges [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(348)	44	(564)	80
Guarantees given as collateral			72		205
Fair value hedges [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(175)	10	(67)	10
Guarantees given as collateral			(190)		$ (50)
Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income		(1)		(3)
Gains/(losses) recognized in the Shareholders' Equity				1
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gains/ (losses) recognized in the statement of income	(789)	(737)	(1,609)	(1,511)
Gains/(losses) recognized in the Shareholders' Equity	$ (7,695)	$ (1,669)	$ (7,213)	$ 841